SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($) segment
Segment Reporting Information
Number of operating segments | segment	4	3	1
Number of reportable segments | segment	1
Net revenues:
Total net revenues	$ 182,283	$ 156,498	$ 140,803
Cost of revenues:
Total cost of revenues	155,534	130,864	111,277
Gross profit
Total gross profit	26,749	25,634	29,526
Others
Net revenues:
Total net revenues	6,882	5,546	5,253
PRC
Net revenues:
Total net revenues	163,210	156,498	140,803
PRC | Kindergartens
Net revenues:
Total net revenues	131,427	124,175	105,679
PRC | Play-and-learn centers
Net revenues:
Total net revenues	24,901	26,777	29,871
Singapore
Net revenues:
Total net revenues	19,073
Singapore | Singapore kindergartens, student care centers and others
Net revenues:
Total net revenues	19,073	0	0
Operating segments
Net revenues:
Total net revenues	182,283	156,498	140,803
Cost of revenues:
Total cost of revenues	155,534	130,864	111,277
Gross profit
Total gross profit	26,749	25,634	29,526
Operating segments | Others
Net revenues:
Total net revenues	6,882	5,546	5,253
Cost of revenues:
Total cost of revenues	11,750	7,030	4,867
Gross profit
Total gross profit	(4,868)	(1,484)	386
Operating segments | PRC | Kindergartens
Net revenues:
Total net revenues	131,427	124,175	105,679
Cost of revenues:
Total cost of revenues	113,315	108,140	88,281
Gross profit
Total gross profit	18,112	16,035	17,398
Operating segments | PRC | Play-and-learn centers
Net revenues:
Total net revenues	24,901	26,777	29,871
Cost of revenues:
Total cost of revenues	14,269	15,694	18,129
Gross profit
Total gross profit	10,632	11,083	11,742
Operating segments | Singapore | Singapore kindergartens, student care centers and others
Net revenues:
Total net revenues	19,073	0	0
Cost of revenues:
Total cost of revenues	16,200	0	0
Gross profit
Total gross profit	$ 2,873	$ 0	$ 0